Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

Note 14 - INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, Cordyceps Sunshine Cayman is not subject to tax on income or capital gains. In addition, payments of dividends by the Company to its shareholders are not subject to withholding tax in the Cayman Islands.

Taiwan, Republic of China

Cordyceps Sunshine Biotech Holdings Co., Ltd. is incorporated in the Cayman Islands and has established a branch in Taiwan. It is a branch office of a foreign company and is not an independent legal entity, subject to the provisions of the Value-Added and Non-Value-Added Business Tax Act and Income Tax Act. The applicable value-added business tax rate is 5%, and the applicable income tax rate is 20%.

Hong Kong

The subsidiary incorporated in Hong Kong is subject to a two-tiered income tax rate on its taxable income generated from operations in Hong Kong effective on April 1, 2018. The first HK$2 million of assessable profits earned by its subsidiaries in Hong Kong can be elected to be taxed at half the current tax rate (i.e., 8.25%) while the remaining assessable profits will continue to be taxed at the existing 16.5% tax rate.

China, PRC

Chengdu Skyherb was incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

The components of the provision for income taxes for the years ended December 31, 2025, 2024, and 2023 consisted of the following:

	For the Year Ended December 31,
	2025	2024	2023
Current:
Taiwan	$-	$34,957	$21,530
Total current	-	34,957	21,530
Deferred:
Taiwan	-	-	-
Total deferred	-	-	-
Total income tax expense	$-	$34,957	$21,530

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	2025	2024	2023
Statutory income tax rate	20.00%	(20.00)%	20.00%
Effect on tax rates in different tax jurisdiction	(5.53)%	4.48%	4.38%
Temporary differences	(6.83)%	33.78%	(13.09)%
Valuation allowance	(7.64)%	0.01%	-%
Effective income tax rate	-%	18.27%	11.28%

Significant components of the Company’s deferred tax assets at December 31, 2025, 2024 and 2023 are shown below:

	For the Year Ended December 31,
	2025	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$11,820	$-	$-
Operating lease liabilities	2,635	19,924	39,289
Accrued expenses	17,015	6,482	5,378
Total deferred tax assets	31,470	26,406	44,667
Less: Valuation allowance	(28,850)	(6,540)	(5,512)
Deferred tax liabilities
Operating lease right-of-use assets	(2,619)	(19,866)	(39,155)

Net deferred tax assets	-	-	-

Management believes that it is more likely than not that certain deferred tax assets will not be realized; accordingly, a valuation allowance of $28,850, $6,540 and $5,512 were recorded as of December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025, the Company had Taiwan net operating loss carryforwards of approximately $59,101, which may be carried forward for up to ten years and will begin to expire in 2035, if unused.

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC and Taiwan government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC and Taiwan after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC and Taiwan entities’ tax filings results are subject to examination. It is therefore uncertain as to whether the PRC and Taiwan tax authority may take different views about the Company’s PRC and Taiwan entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2025, 2024, and 2023.